Financial Liabilities At Fair Value Through Profit Or Loss(Table)	12 Months Ended
Dec. 31, 2020
Current Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Liabilities At Fair Value Through Profit Or Loss Table Text Block [Text Block]

Details of financial liabilities at fair value through profit or loss, and financial liabilities designated at fair value through profit or loss as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,583,092	￦	1,934,735
Other		80,235		91,216

		2,663,327		2,025,951

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		12,704,826		9,784,107

		12,704,826		9,784,107

	￦	15,368,153	￦	11,810,058

Disclosure Of Difference Between Carrying Amount And Contractual Cash Flow Amount Of Financial Liabilities Designated At Fair ValueT hrough Profit Or Loss Explanatory

Difference between the carrying amount and contractual cash flow amount of financial liabilities designated at fair value through profit or loss as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Contractual cash flow amount	￦	12,515,734	￦	9,583,186
Carrying amount		12,704,826		9,784,107

Difference	￦	(189,092)	￦	(200,921)